Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Ordinary Shares Class A	Ordinary Shares Class B	Treasury Share Reserve	Additional Paid-in-Capital	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Total Shareholders' Equity	Noncontrolling Interest	Class A	Total
Balance at Dec. 31, 2024	$ 1,393				$ (2,241,054,086)	$ (15,195,946)	$ (2,256,248,639)	$ 1,273,088		$ (2,254,975,551)
Balance (in Shares) at Dec. 31, 2024	139,307,224
Balance (in Shares) at Dec. 31, 2024			(4,224,356)
Preferred shares redemption value accretion				(8,069,045)	(13,633,692)		(21,702,737)			(21,702,737)
Share-based compensation				8,069,045			8,069,045			8,069,045
Net loss attributable to the Company					13,085,807		13,085,807			13,085,807
Net loss attributable to noncontrolling interest								(146,720)		(146,720)
Foreign currency translation adjustment, net of $0 income taxes						1,769,776	1,769,776	(28,127)		1,741,649
Balance at Mar. 31, 2025	$ 1,393				(2,241,601,971)	(13,426,170)	(2,255,026,748)	1,098,241		(2,253,928,507)
Balance (in Shares) at Mar. 31, 2025	139,307,224
Balance (in Shares) at Mar. 31, 2025			(4,224,356)
Balance at Dec. 31, 2024	$ 1,393				(2,241,054,086)	(15,195,946)	(2,256,248,639)	1,273,088		(2,254,975,551)
Balance (in Shares) at Dec. 31, 2024	139,307,224
Balance (in Shares) at Dec. 31, 2024			(4,224,356)
Preferred shares redemption value accretion										$ (21,702,737)
Option exercised (in Shares)
Repurchase of preferred shares										$ 38,093,537
Net loss attributable to the Company										(15,188,220)
Net loss attributable to noncontrolling interest										(257,639)
Foreign currency translation adjustment, net of $0 income taxes										10,954,020
Balance at Jun. 30, 2025	$ 4,012	$ 830		2,987,559,282	(2,231,782,461)	(4,226,213)	751,555,450	999,736		752,555,186
Balance (in Shares) at Jun. 30, 2025	401,072,472	82,988,016
Balance (in Shares) at Jun. 30, 2025			(527,147)
Balance at Mar. 31, 2025	$ 1,393				(2,241,601,971)	(13,426,170)	(2,255,026,748)	1,098,241		(2,253,928,507)
Balance (in Shares) at Mar. 31, 2025	139,307,224
Balance (in Shares) at Mar. 31, 2025			(4,224,356)
Preferred shares redemption value accretion
Issuances of vested restricted stock awards	$ 37			(37)
Issuances of vested restricted stock awards (in Shares)	3,697,209		3,697,209
Share-based compensation				26,969,402			26,969,402			26,969,402
Conversion of preferred shares to ordinary shares	$ 2,694			2,745,355,239			2,745,357,933			2,745,357,933
Conversion of preferred shares to ordinary shares (in Shares)	269,381,830
Redesignation of ordinary shares	$ (830)	$ 830
Redesignation of ordinary shares (in Shares)	(82,988,016)	82,988,016
Issuance of ordinary shares to SKGR shareholders	$ 59			(59)
Issuance of ordinary shares to SKGR shareholders (in Shares)	5,852,239
Issuance of ordinary shares to settle accounts payable	$ 1			1,442,999			1,443,000			1,443,000
Issuance of ordinary shares to settle accounts payable (in Shares)	100,000
Private warrants exercised	$ 18			(18)
Private warrants exercised (in Shares)	1,777,844
Incentive warrants exercised	$ 205			204,539,245			204,539,450			204,539,450
Incentive warrants exercised (in Shares)	20,453,945
Public warrants exercised	$ 8			9,252,938			9,252,946			9,252,946
Public warrants exercised (in Shares)	804,604
Repurchase of preferred shares					38,093,537		38,093,537			38,093,537
Net loss attributable to the Company					(28,274,027)		(28,274,027)			(28,274,027)
Net loss attributable to noncontrolling interest								(110,919)		(110,919)
Issuance of incentive shares to preferred shareholders	$ 427			(427)
Issuance of incentive shares to preferred shareholders (in Shares)	42,685,593
Foreign currency translation adjustment, net of $0 income taxes						9,199,957	9,199,957	12,414		9,212,371
Balance at Jun. 30, 2025	$ 4,012	$ 830		2,987,559,282	(2,231,782,461)	(4,226,213)	751,555,450	999,736		752,555,186
Balance (in Shares) at Jun. 30, 2025	401,072,472	82,988,016
Balance (in Shares) at Jun. 30, 2025			(527,147)
Balance at Dec. 31, 2025	$ 4,396	$ 839		3,192,952,827	(2,178,189,845)	1,524,496	1,016,292,713	187,234		$ 1,016,479,947
Balance (in Shares) at Dec. 31, 2025	439,591,284	83,859,005
Balance (in Shares) at Dec. 31, 2025			(1,124,485)							1,124,485
Delivery of ordinary shares underlying vested RSUs	$ 26			(26)
Delivery of ordinary shares underlying vested RSUs (in Shares)	2,636,342
Option exercised	$ 44			600,095			600,139			600,139
Option exercised (in Shares)	4,426,086
Issuances of vested restricted stock awards	$ 2			(2)
Issuances of vested restricted stock awards (in Shares)	210,000		210,000
Share-based compensation				17,201,576			17,201,576			17,201,576
Net loss attributable to the Company					(21,722,730)		(21,722,730)			(21,722,730)
Net loss attributable to noncontrolling interest								(15,142)		(15,142)
Foreign currency translation adjustment, net of $0 income taxes						5,682,637	5,682,637	(4,002)		5,678,635
Balance at Mar. 31, 2026	$ 4,468	$ 839		3,210,754,470	(2,199,912,575)	7,207,133	1,018,054,335	168,090		1,018,222,425
Balance (in Shares) at Mar. 31, 2026	446,863,712	83,859,005
Balance (in Shares) at Mar. 31, 2026			(914,485)
Balance at Dec. 31, 2025	$ 4,396	$ 839		3,192,952,827	(2,178,189,845)	1,524,496	1,016,292,713	187,234		$ 1,016,479,947
Balance (in Shares) at Dec. 31, 2025	439,591,284	83,859,005
Balance (in Shares) at Dec. 31, 2025			(1,124,485)							1,124,485
Preferred shares redemption value accretion
Treasury shares (in Shares)									(1,738,203)
Repurchase of preferred shares
Net loss attributable to the Company										2,641,594
Net loss attributable to noncontrolling interest										(36,077)
Foreign currency translation adjustment, net of $0 income taxes										10,282,063
Balance at Jun. 30, 2026	$ 4,459	$ 839		3,207,257,664	(2,175,548,251)	11,817,455	1,043,532,166	140,261		$ 1,043,672,427
Balance (in Shares) at Jun. 30, 2026	445,905,406	83,859,005
Balance (in Shares) at Jun. 30, 2026			(864,485)							864,485
Balance at Mar. 31, 2026	$ 4,468	$ 839		3,210,754,470	(2,199,912,575)	7,207,133	1,018,054,335	168,090		$ 1,018,222,425
Balance (in Shares) at Mar. 31, 2026	446,863,712	83,859,005
Balance (in Shares) at Mar. 31, 2026			(914,485)
Preferred shares redemption value accretion
Delivery of ordinary shares underlying vested RSUs	$ 1			(1)
Delivery of ordinary shares underlying vested RSUs (in Shares)	120,596
Option exercised	$ 7			83,103			83,110			83,110
Option exercised (in Shares)	691,886
Issuances of vested restricted stock awards	$ 1			(1)
Issuances of vested restricted stock awards (in Shares)	50,000		50,000
Treasury shares			$ (10,985,121)				(10,985,121)			(10,985,121)
Treasury shares (in Shares)	(1,820,788)		(1,820,788)
Treasury shares cancelled	$ (18)		$ 10,985,121	(10,985,103)
Treasury shares cancelled (in Shares)			1,820,788
Share-based compensation				17,135,196			17,135,196			17,135,196
Prepaid written put option				(9,730,000)			(9,730,000)			(9,730,000)
Repurchase of preferred shares
Net loss attributable to the Company					24,364,324		24,364,324			24,364,324
Net loss attributable to noncontrolling interest								(20,935)		(20,935)
Foreign currency translation adjustment, net of $0 income taxes						4,610,322	4,610,322	(6,894)		4,603,428
Balance at Jun. 30, 2026	$ 4,459	$ 839		$ 3,207,257,664	$ (2,175,548,251)	$ 11,817,455	$ 1,043,532,166	$ 140,261		$ 1,043,672,427
Balance (in Shares) at Jun. 30, 2026	445,905,406	83,859,005
Balance (in Shares) at Jun. 30, 2026			(864,485)							864,485